Stock-Based Compensation - Subsequent awards (Details) $ in Millions	1 Months Ended
Jan. 31, 2024 USD ($) shares
Performance-based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of restricted common stock | shares	1,000,000
Proceeds from the sale of stock net (in Dollars) | $	$ 14.1
Performance-based RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of restricted common stock | shares	14,071,926
Proceeds from the sale of stock net (in Dollars) | $	$ 199.5
Service-based RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of restricted common stock | shares	38,707
Service period	3 years
Proceeds from the sale of stock net (in Dollars) | $	$ 0.6